Regulatory Matters (Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2021	Mar. 31, 2020
Common Equity Tier 1 capital:
Actual		¥ 2,256,768
Required		120.00%
Leverage Ratio:
Required		3.00%
Mizuho Financial Group Inc | Consolidated
Common Equity Tier 1 capital:
Required	[1]	¥ 5,405,000	¥ 4,978,000
Actual		7,850,000	7,245,000
Required	[1]	6,418,000	5,910,000
Actual		¥ 9,702,000	¥ 9,024,000
Required	[1]	9.51%	9.51%
Actual		14.37%	14.52%
Required	[1]	¥ 7,767,000	¥ 7,152,000
Actual		¥ 11,385,000	¥ 10,722,000
Required	[1]	11.51%	11.51%
Actual		16.87%	17.25%
Required	[2]	¥ 6,016,000	¥ 6,629,000
Actual	[2]	¥ 9,702,000	¥ 9,024,000
Common Equity Tier 1 capital:
Required	[1]	8.01%	8.01%
Actual		11.63%	11.65%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	4.83%	4.08%
Mizuho Bank Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 2,823,000	¥ 2,567,000
Actual		6,972,000	6,501,000
Required		3,764,000	3,422,000
Actual		¥ 8,819,000	¥ 8,275,000
Required		6.00%	6.00%
Actual		14.05%	14.50%
Required		¥ 5,019,000	¥ 4,563,000
Actual		¥ 10,400,000	¥ 9,865,000
Required		8.00%	8.00%
Actual		16.57%	17.29%
Required	[2]	¥ 5,660,000	¥ 6,160,000
Actual	[2]	¥ 8,819,000	¥ 8,275,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.11%	11.39%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	4.67%	4.02%
Mizuho Bank Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 2,648,000	¥ 2,403,000
Actual		6,561,000	6,130,000
Required		3,531,000	3,204,000
Actual		¥ 8,406,000	¥ 7,905,000
Required		6.00%	6.00%
Actual		14.28%	14.80%
Required		¥ 4,708,000	¥ 4,272,000
Actual		¥ 9,987,000	¥ 9,482,000
Required		8.00%	8.00%
Actual		16.96%	17.75%
Required	[2]	¥ 5,343,000	¥ 5,884,000
Actual	[2]	¥ 8,406,000	¥ 7,905,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		11.14%	11.47%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	4.72%	4.03%
Mizuho Trust & Banking Company Limited | Consolidated
Common Equity Tier 1 capital:
Required		¥ 82,000	¥ 93,000
Actual		527,000	489,000
Required		109,000	124,000
Actual		¥ 527,000	¥ 489,000
Required		6.00%	6.00%
Actual		28.94%	23.66%
Required		¥ 146,000	¥ 165,000
Actual		¥ 527,000	¥ 491,000
Required		8.00%	8.00%
Actual		28.94%	23.74%
Required	[2]	¥ 138,000	¥ 216,000
Actual	[2]	¥ 527,000	¥ 489,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		28.94%	23.64%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	11.41%	6.79%
Mizuho Trust & Banking Company Limited | Non-consolidated
Common Equity Tier 1 capital:
Required		¥ 82,000	¥ 93,000
Actual		519,000	475,000
Required		109,000	123,000
Actual		¥ 519,000	¥ 475,000
Required		6.00%	6.00%
Actual		28.63%	23.10%
Required		¥ 145,000	¥ 165,000
Actual		¥ 519,000	¥ 477,000
Required		8.00%	8.00%
Actual		28.64%	23.18%
Required	[2]	¥ 135,000	¥ 214,000
Actual	[2]	¥ 519,000	¥ 475,000
Common Equity Tier 1 capital:
Required		4.50%	4.50%
Actual		28.63%	23.10%
Leverage Ratio:
Required	[2]	3.00%	3.00%
Actual	[2]	11.51%	6.66%

[1]	The required ratios disclosed above, at March 31, 2020 and 2021, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01% and the additional loss absorbency requirements for G-SIBs and D-SIBs of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.
[2]	The required and actual amounts disclosed above at March 31, 2021 exclude amounts of deposits to the Bank of Japan.